MD&A - Risk management and control - Market Risk	12 Months Ended
Dec. 31, 2018
MDA Risk Management And Control Market Risk [Line Items]
Disclosure Of Market Risk Explanatory

Audited | Main sources of market risk

Market risks arise from both our trading and non-trading business activities.

  Trading market risks arise mainly in connection with primary debt and equity underwriting, securities and derivatives trading for market-making and client facilitation within our Investment Bank, as well as the remaining positions within Corporate Center – Non-core and Legacy Portfolio and our municipal securities trading business within Global Wealth Management.
  Non-trading market risk arises predominantly in the form of interest rate and foreign exchange risks in connection with personal banking and lending in our wealth management businesses, our personal and corporate banking business in Switzerland and the Investment Bank’s lending business, in addition to treasury activities.
  Corporate Center – Asset and Liability Management (Group ALM) assumes market risks in the process of managing interest rate risk, structural foreign exchange risk and the liquidity and funding profile (including high-quality liquid assets) of the Group.
  Equity and debt investments can also give rise to market risks, as can some aspects of our employee benefits, such as defined benefit pension schemes. ▲

Audited | Overview of measurement, monitoring and management techniques

  Market risk limits are set for the Group, the business divisions and Corporate Center units and at granular levels within the various business lines, reflecting the nature and magnitude of the market risks.
  Management VaR measures exposures under the market risk framework. This includes trading market risks and parts of non-trading market risks. Non-trading market risks not included in VaR are also covered in the risks controlled by Market & Treasury Risk Control as set out further below.
  Our primary portfolio measures of market risk are liquidity-adjusted stress (LAS) loss and VaR. Both are common to all our business divisions and subject to limits that are approved by the Board of Directors (BoD).
  These measures are complemented by concentration and granular limits for general and specific market risk factors. Our trading businesses are subject to multiple market risk limits. These limits take into account the extent of market liquidity and volatility, available operational capacity, valuation uncertainty and, for our single-name exposures, the credit quality of issuers.
  Trading market risks are managed on an integrated basis at a portfolio level. As risk factor sensitivities change due to new transactions, transaction expiries or changes in market levels, risk factors are dynamically rehedged to remain within limits. Accordingly, in the trading portfolio, we do not generally seek to distinguish between specific positions and associated hedges.
  Issuer risk is controlled by limits applied at the business division level based on jump-to-zero measures, which estimate our maximum default exposure (the loss in the case of a default event assuming zero recovery).
  Non-trading foreign exchange risks are managed under market risk limits, with the exception of Corporate Center – Group ALM’s management of consolidated capital activity.

Our Market & Treasury Risk Control function applies a holistic risk framework, which sets the appetite for treasury-related risk-taking activities across the Group. A key element of the framework is an overarching economic value sensitivity limit, set by the BoD. This limit is linked to the level of Basel III common equity tier 1 (CET1) capital and takes into account risks arising from interest rates, foreign exchange and credit spreads. In addition, the sensitivity of net interest income to changes in interest rates is monitored against targets set by the Group Chief Executive Officer, in order to analyze the outlook and volatility of net interest income based on market-expected interest rates. Limits are also set by the BoD to balance the effect of foreign exchange movements on our CET1 capital and CET1 capital ratio. Non-trading interest rate and foreign exchange risks are included in our Group-wide statistical and stress testing metrics, which flow into our risk appetite framework.

Equity and debt investments are subject to a range of risk controls, including preapproval of new investments by business management and Risk Control and regular monitoring and reporting. They are also included in our Group-wide statistical and stress testing metrics, which flow into our risk appetite framework. ▲

Audited | Interest rate risk in the banking book arises from balance sheet positions such as Loans, Financial assets at fair value not held for trading, Financial assets measured at amortized cost, Financial assets measured at fair value through other comprehensive income (OCI), Customer deposits, Debt issued measured at amortized cost, and derivatives, including those used for cash flow hedge accounting purposes. These positions may affect OCI or the income statement, depending on their accounting treatment.

Our largest banking book interest rate exposures arise from client deposits and lending products in Global Wealth Management and Personal & Corporate Banking. For Global Wealth Management and Personal & Corporate Banking, the inherent interest rate risks are transferred either by means of back-to-back transactions or, in the case of products with no contractual maturity date or direct market-linked rate, by replicating portfolios from the originating business into Corporate Center – Group ALM, which manages the risks on an integrated basis, allowing for netting interest rate risks across different sources. Any residual interest rate risks in Global Wealth Management and Personal & Corporate Banking that are not transferred to Corporate Center – Group ALM are managed locally and are subject to independent monitoring and control by local risk control units as well as centrally by Market & Treasury Risk Control. To manage the interest rate risk centrally, Corporate Center – Group ALM uses derivative instruments, most of which are in designated hedge accounting relationships. A significant amount of interest rate risk also arises from Corporate Center – Group ALM financing and investing activities, such as the investment and refinancing of non-monetary corporate balance sheet items with indefinite maturities, including equity, goodwill and real estate. For these items, senior management has defined specific target durations as a basis for our funding and investment activities, as applicable. These targets are defined by replication portfolios, which establish rolling benchmarks to execute against. As of 31 December 2018, the target replication portfolios for equity, goodwill and real estate were defined as follows: in Swiss francs with an average duration of approximately three and a half years and fair value sensitivity of USD 4 million per basis point; in US dollars with an average duration of approximately four and a half years and a sensitivity of USD 13 million per basis point. Corporate Center – Group ALM also maintains a portfolio of debt investments as part of its management of the Group’s liquidity needs.

Banking book interest rate exposure in the Investment Bank arises predominantly from the structured financing business within Corporate Client Solutions, where transactions are subject to approval on a case-by-case basis.

Corporate Center – Non-core and Legacy Portfolio assets, primarily debt securities classified as Financial assets at fair value not held for trading, also give rise to non-trading interest rate risk. ▲

Value-at-risk	Actual realized market risk losses may differ from those implied by our VaR for a variety of reasons. The VaR measure is calibrated to a specified level of confidence and may not indicate potential losses beyond this confidence level. The one-day time horizon used for VaR for internal management purposes, or 10-day in the case of the regulatory VaR measure, may not fully capture the market risk of positions that cannot be closed out or hedged within the specified period. In certain cases, VaR calculations approximate the effect of changes in risk factors on the values of positions and portfolios. This may happen because the number of risk factors included in the VaR model is necessarily limited. The effect of extreme market movements is subject to estimation errors, which may result from non-linear risk sensitivities, as well as the potential for actual volatility and correlation levels to differ from assumptions implicit in the VaR calculations. The use of a five-year window means that sudden increases in market volatility will tend not to increase VaR as quickly as the use of shorter historical observation periods, but the increase will affect our VaR for a longer period of time. Similarly, following a period of increased volatility, as markets stabilize, VaR predictions will remain more conservative for a period of time influenced by the length of the historical observation period. SVaR is subject to the same limitations as noted for VaR above, but the use of one-year data sets avoids the smoothing effect of the five-year data set used for VaR, and the absence of the five-year window provides for a longer history of potential loss events. Therefore, although the significant period of stress during the financial crisis of 2007–2009 is no longer contained in the historical five-year period used for management and regulatory VaR, SVaR will continue to use this data. This approach is intended to reduce the procyclicality of the regulatory capital requirements for market risks. We recognize that no single measure may encompass the entirety of risks associated with a position or portfolio. Consequently, we employ a suite of various metrics with both overlapping and complementary characteristics in order to create a holistic framework that seeks to ensure material completeness of risk identification and measurement. As a statistical aggregate risk measure, VaR supplements our liquidity-adjusted stress and comprehensive stress testing frameworks. We also have a framework to identify and quantify potential risks that are not fully captured by our VaR model. We refer to these risks as risks-not-in-VaR. This framework is used to underpin these potential risks with regulatory capital, calculated as a multiple of regulatory VaR and stressed VaR.
Sensitivity Analysis For Each Type Of Market Risk
Management value-at-risk (1-day, 95% confidence, 5 years of historical data) by business division and Corporate Center unit and general market risk type[1]
	For the year ended 31.12.18
USD million					Equity	Interest rates	Credit spreads	Foreignexchange	Commodities
	Min.				3	5	5	1	1
		Max.			22	11	9	13	4
			Average		8	8	7	3	2
				31.12.18	5	7	5	6	2
Total management VaR, Group	5	26	12	12	Average (per business division and risk type)
Global Wealth Management	0	2	1	1	0	1	2	0	0
Personal & Corporate Banking	0	0	0	0	0	0	0	0	0
Asset Management	0	0	0	0	0	0	0	0	0
Investment Bank	4	25	11	10	8	6	6	3	2
CC – Services	0	0	0	0	0	0	0	0	0
CC – Group ALM	3	6	4	6	0	4	1	1	0
CC – Non-core and Legacy Portfolio	2	3	2	2	1	2	1	0	0
Diversification effect[2,3]			(7)	(7)	(1)	(5)	(4)	(1)	0

	For the year ended 31.12.17
USD million					Equity	Interest rates	Credit spreads	Foreignexchange	Commodities
	Min.				1	6	5	1	0
		Max.			15	12	8	5	7
			Average		6	10	6	3	2
				31.12.17	5	9	8	3	2
Total management VaR, Group	5	19	11	10	Average (per business division and risk type)
Global Wealth Management	0	1	1	1	0	1	1	0	0
Personal & Corporate Banking	0	0	0	0	0	0	0	0	0
Asset Management	0	0	0	0	0	0	0	0	0
Investment Bank	4	18	9	8	6	7	5	2	2
CC – Services	0	0	0	0	0	0	0	0	0
CC – Group ALM	3	8	6	4	0	5	2	1	0
CC – Non-core and Legacy Portfolio	3	6	3	3	1	2	2	0	0
Diversification effect[2,3]			(8)	(6)	(1)	(6)	(4)	(1)	0
1 Statistics at individual levels may not be summed to deduce the corresponding aggregate figures. The minima and maxima for each level may well occur on different days, and likewise, the VaR for each business line or risk type, being driven by the extreme loss tail of the corresponding distribution of simulated profits and losses for that business line or risk type, may well be driven by different days in the historical time series, rendering invalid the simple summation of figures to arrive at the aggregate total. 2 Difference between the sum of the standalone VaR for the business divisions and Corporate Center units and the VaR for the Group as a whole. 3 As the minimum and maximum occur on different days for different business divisions and Corporate Center, it is not meaningful to calculate a portfolio diversification effect.

Audited | Interest rate risk in the banking book is not underpinned for capital purposes, but is subject to a regulatory threshold. As of 31 December 2018, the economic-value effect of an adverse parallel shift in interest rates of ±200 basis points on our banking book interest rate risk exposures was significantly below both the current threshold of 20% of eligible capital recommended by regulators and the new threshold of 15% of tier 1 capital applicable as of 2019.

The interest rate risk sensitivity figures presented in the “Interest rate sensitivity – banking book” table on the next page represent the effect of +1-, ±100- and ±200-basis-point parallel moves in yield curves on present values of future cash flows, irrespective of accounting treatment. In the prevailing negative interest rate environment for the Swiss franc in particular, and to a lesser extent for the euro and the Japanese yen, interest rates for Global Wealth Management and Personal & Corporate Banking client transactions are generally floored at 0%. Accordingly, for the purpose of this disclosure table, downward moves of 100 / 200 basis points are floored to ensure that the resulting shocked interest rates do not turn negative. The flooring results in non-linear sensitivity behavior.

The sensitivity of the banking book to rising rates was positive USD 1.0 million per basis point compared with approximately nil at prior year-end. This was mainly due to changes in the US dollar sensitivity. In the third quarter of 2018, we implemented a transfer process of the interest rate risk from Global Wealth Management Region Americas to Corporate Center – Group ALM, and adopted a replication model for the non-maturing deposits held in the US. This decreased the exposure to rising rates in Global Wealth Management to negative USD 0.1 million per basis point from negative USD 1.8 million per basis point.

The sensitivity of the banking book to rising rates includes the interest rate sensitivities arising from debt investments classified as Financial assets measured at fair value through OCI. The sensitivity of these positions to a 1-basis-point parallel increase in the yields of the respective instruments was approximately negative USD 2 million, unchanged from the prior year.

The sensitivity of the banking book to rising interest rates also includes interest rate sensitivities arising from interest rate swaps designated in cash flow hedges. Fair value gains or losses associated with the effective portion of these hedges are recognized directly in other comprehensive income within equity. When the hedged forecast cash flows affect profit or loss, the associated gains or losses on the hedging derivatives are reclassified from other comprehensive income (OCI) to profit or loss. These swaps are predominantly denominated in US dollars, euros and Swiss francs. A 1-basis-point parallel increase of underlying LIBOR curves would have decreased OCI by approximately USD 22 million, excluding adjustments for tax. ▲

Interest rate sensitivity – banking book[1]
	31.12.18
USD million	–200 bps	–100 bps	+1 bp	+100 bps	+200 bps
CHF	(8.5)	(8.5)	0.8	78.6	158.6
EUR	(167.9)	(141.3)	0.1	6.9	15.6
GBP	(88.2)	(56.0)	0.1	11.1	20.5
USD	(355.3)	(96.5)	0.0	(73.6)	(202.3)
Other	8.8	3.7	0.1	10.4	21.3
Total effect on fair value of interest rate-sensitive banking book positions	(611.1)	(298.5)	1.0	33.4	13.6
of which: Global Wealth Management	30.5	15.0	(0.1)	(14.4)	(28.3)
of which: Investment Bank	18.1	9.7	(0.1)	(8.1)	(17.1)
of which: CC – Group ALM	(573.0)	(280.6)	0.9	18.8	(9.9)
of which: CC – Non-core and Legacy Portfolio	(89.5)	(44.1)	0.4	39.6	73.7

	31.12.17
USD million	–200 bps	–100 bps	+1 bp	+100 bps	+200 bps
CHF	(32.7)	(32.7)	1.0	100.2	196.2
EUR	(145.8)	(92.9)	0.2	15.6	31.9
GBP	(59.1)	(56.8)	0.1	11.5	21.8
USD	27.3	14.8	(1.4)	(138.5)	(287.8)
Other	4.4	0.8	0.1	5.2	10.7
Total effect on fair value of interest rate-sensitive banking book positions	(205.8)	(166.8)	0.0	(6.1)	(27.3)
of which: Global Wealth Management	148.4	60.5	(1.8)	(179.9)	(371.3)
of which: Investment Bank	33.8	18.8	(0.2)	(15.8)	(31.6)
of which: CC – Group ALM	(279.6)	(193.0)	1.5	142.3	287.2
of which: CC – Non-core and Legacy Portfolio	(108.9)	(53.4)	0.5	47.8	89.6
1 In the prevailing negative interest rate environment for the Swiss franc in particular, and to a lesser extent for the euro, interest rates for Global Wealth Management (excluding Americas) and Personal & Corporate Banking client transactions are generally floored at non-negative levels. Accordingly, for the purpose of this disclosure table, downward moves of 100 / 200 basis points are floored to ensure that the resulting shocked interest rates do not turn negative. The flooring results in non-linear sensitivity behavior.

Audited | Under International Financial Reporting Standards (IFRS) effective on 31 December 2018, equity investments not in the trading book may be classified as Financial assets at fair value not held for trading or Investments in associates.

The fair value of equity investments tends to be influenced by factors specific to the individual investments. Equity investments are generally intended to be held for the medium or long term and may be subject to lock-up agreements. For these reasons, we generally do not control these exposures by using the market risk measures applied to trading activities. However, such equity investments are subject to a different range of controls, including preapproval of new investments by business management and Risk Control, portfolio and concentration limits, and regular monitoring and reporting to senior management. They are also included in our Group-wide statistical and stress testing metrics, which flow into our risk appetite framework.

As of 31 December 2018, we held equity investments totaling USD 2.5 billion, of which USD 1.4 billion were classified as Financial assets at fair value not held for trading and USD 1.1 billion as Investments in associates. This was broadly unchanged from the prior year. ▲

Audited | Debt investments classified as Financial assets measured at fair value through OCI as of 31 December 2018 were measured at fair value with changes in fair value recorded through Equity, and can broadly be categorized as money market instruments and debt securities primarily held for statutory, regulatory or liquidity reasons.

The risk control framework applied to debt instruments classified as Financial assets measured at fair value through OCI depends on the nature of the instruments and the purpose for which we hold them. Our exposures may be included in market risk limits or be subject to specific monitoring and interest rate sensitivity analysis. They are also included in our Group-wide statistical and stress testing metrics, which flow into our risk appetite framework.

Debt instruments classified as Financial assets measured at fair value through OCI had a fair value of USD 6.7 billion as of 31 December 2018 compared with USD 8.1 billion as of 31 December 2017. ▲

UBS AG
MDA Risk Management And Control Market Risk [Line Items]
Disclosure Of Market Risk Explanatory

Audited | Main sources of market risk

Market risks arise from both our trading and non-trading business activities.

  Trading market risks arise mainly in connection with primary debt and equity underwriting, securities and derivatives trading for market-making and client facilitation within our Investment Bank, as well as the remaining positions within Corporate Center – Non-core and Legacy Portfolio and our municipal securities trading business within Global Wealth Management.
  Non-trading market risk arises predominantly in the form of interest rate and foreign exchange risks in connection with personal banking and lending in our wealth management businesses, our personal and corporate banking business in Switzerland and the Investment Bank’s lending business, in addition to treasury activities.
  Corporate Center – Asset and Liability Management (Group ALM) assumes market risks in the process of managing interest rate risk, structural foreign exchange risk and the liquidity and funding profile (including high-quality liquid assets) of the Group.
  Equity and debt investments can also give rise to market risks, as can some aspects of our employee benefits, such as defined benefit pension schemes. ▲

Audited | Overview of measurement, monitoring and management techniques

  Market risk limits are set for the Group, the business divisions and Corporate Center units and at granular levels within the various business lines, reflecting the nature and magnitude of the market risks.
  Management VaR measures exposures under the market risk framework. This includes trading market risks and parts of non-trading market risks. Non-trading market risks not included in VaR are also covered in the risks controlled by Market & Treasury Risk Control as set out further below.
  Our primary portfolio measures of market risk are liquidity-adjusted stress (LAS) loss and VaR. Both are common to all our business divisions and subject to limits that are approved by the Board of Directors (BoD).
  These measures are complemented by concentration and granular limits for general and specific market risk factors. Our trading businesses are subject to multiple market risk limits. These limits take into account the extent of market liquidity and volatility, available operational capacity, valuation uncertainty and, for our single-name exposures, the credit quality of issuers.
  Trading market risks are managed on an integrated basis at a portfolio level. As risk factor sensitivities change due to new transactions, transaction expiries or changes in market levels, risk factors are dynamically rehedged to remain within limits. Accordingly, in the trading portfolio, we do not generally seek to distinguish between specific positions and associated hedges.
  Issuer risk is controlled by limits applied at the business division level based on jump-to-zero measures, which estimate our maximum default exposure (the loss in the case of a default event assuming zero recovery).
  Non-trading foreign exchange risks are managed under market risk limits, with the exception of Corporate Center – Group ALM’s management of consolidated capital activity.

Our Market & Treasury Risk Control function applies a holistic risk framework, which sets the appetite for treasury-related risk-taking activities across the Group. A key element of the framework is an overarching economic value sensitivity limit, set by the BoD. This limit is linked to the level of Basel III common equity tier 1 (CET1) capital and takes into account risks arising from interest rates, foreign exchange and credit spreads. In addition, the sensitivity of net interest income to changes in interest rates is monitored against targets set by the Group Chief Executive Officer, in order to analyze the outlook and volatility of net interest income based on market-expected interest rates. Limits are also set by the BoD to balance the effect of foreign exchange movements on our CET1 capital and CET1 capital ratio. Non-trading interest rate and foreign exchange risks are included in our Group-wide statistical and stress testing metrics, which flow into our risk appetite framework.

Equity and debt investments are subject to a range of risk controls, including preapproval of new investments by business management and Risk Control and regular monitoring and reporting. They are also included in our Group-wide statistical and stress testing metrics, which flow into our risk appetite framework. ▲

Audited | Interest rate risk in the banking book arises from balance sheet positions such as Loans, Financial assets at fair value not held for trading, Financial assets measured at amortized cost, Financial assets measured at fair value through other comprehensive income (OCI), Customer deposits, Debt issued measured at amortized cost, and derivatives, including those used for cash flow hedge accounting purposes. These positions may affect OCI or the income statement, depending on their accounting treatment.

Our largest banking book interest rate exposures arise from client deposits and lending products in Global Wealth Management and Personal & Corporate Banking. For Global Wealth Management and Personal & Corporate Banking, the inherent interest rate risks are transferred either by means of back-to-back transactions or, in the case of products with no contractual maturity date or direct market-linked rate, by replicating portfolios from the originating business into Corporate Center – Group ALM, which manages the risks on an integrated basis, allowing for netting interest rate risks across different sources. Any residual interest rate risks in Global Wealth Management and Personal & Corporate Banking that are not transferred to Corporate Center – Group ALM are managed locally and are subject to independent monitoring and control by local risk control units as well as centrally by Market & Treasury Risk Control. To manage the interest rate risk centrally, Corporate Center – Group ALM uses derivative instruments, most of which are in designated hedge accounting relationships. A significant amount of interest rate risk also arises from Corporate Center – Group ALM financing and investing activities, such as the investment and refinancing of non-monetary corporate balance sheet items with indefinite maturities, including equity, goodwill and real estate. For these items, senior management has defined specific target durations as a basis for our funding and investment activities, as applicable. These targets are defined by replication portfolios, which establish rolling benchmarks to execute against. As of 31 December 2018, the target replication portfolios for equity, goodwill and real estate were defined as follows: in Swiss francs with an average duration of approximately three and a half years and fair value sensitivity of USD 4 million per basis point; in US dollars with an average duration of approximately four and a half years and a sensitivity of USD 13 million per basis point. Corporate Center – Group ALM also maintains a portfolio of debt investments as part of its management of the Group’s liquidity needs.

Banking book interest rate exposure in the Investment Bank arises predominantly from the structured financing business within Corporate Client Solutions, where transactions are subject to approval on a case-by-case basis.

Corporate Center – Non-core and Legacy Portfolio assets, primarily debt securities classified as Financial assets at fair value not held for trading, also give rise to non-trading interest rate risk. ▲

Value-at-risk	Actual realized market risk losses may differ from those implied by our VaR for a variety of reasons. The VaR measure is calibrated to a specified level of confidence and may not indicate potential losses beyond this confidence level. The one-day time horizon used for VaR for internal management purposes, or 10-day in the case of the regulatory VaR measure, may not fully capture the market risk of positions that cannot be closed out or hedged within the specified period. In certain cases, VaR calculations approximate the effect of changes in risk factors on the values of positions and portfolios. This may happen because the number of risk factors included in the VaR model is necessarily limited. The effect of extreme market movements is subject to estimation errors, which may result from non-linear risk sensitivities, as well as the potential for actual volatility and correlation levels to differ from assumptions implicit in the VaR calculations. The use of a five-year window means that sudden increases in market volatility will tend not to increase VaR as quickly as the use of shorter historical observation periods, but the increase will affect our VaR for a longer period of time. Similarly, following a period of increased volatility, as markets stabilize, VaR predictions will remain more conservative for a period of time influenced by the length of the historical observation period. SVaR is subject to the same limitations as noted for VaR above, but the use of one-year data sets avoids the smoothing effect of the five-year data set used for VaR, and the absence of the five-year window provides for a longer history of potential loss events. Therefore, although the significant period of stress during the financial crisis of 2007–2009 is no longer contained in the historical five-year period used for management and regulatory VaR, SVaR will continue to use this data. This approach is intended to reduce the procyclicality of the regulatory capital requirements for market risks. We recognize that no single measure may encompass the entirety of risks associated with a position or portfolio. Consequently, we employ a suite of various metrics with both overlapping and complementary characteristics in order to create a holistic framework that seeks to ensure material completeness of risk identification and measurement. As a statistical aggregate risk measure, VaR supplements our liquidity-adjusted stress and comprehensive stress testing frameworks. We also have a framework to identify and quantify potential risks that are not fully captured by our VaR model. We refer to these risks as risks-not-in-VaR. This framework is used to underpin these potential risks with regulatory capital, calculated as a multiple of regulatory VaR and stressed VaR.
Sensitivity Analysis For Each Type Of Market Risk
Management value-at-risk (1-day, 95% confidence, 5 years of historical data) by business division and Corporate Center unit and general market risk type[1]
	For the year ended 31.12.18
USD million					Equity	Interest rates	Credit spreads	Foreignexchange	Commodities
	Min.				3	5	5	1	1
		Max.			22	11	9	13	4
			Average		8	8	7	3	2
				31.12.18	5	7	5	6	2
Total management VaR, Group	5	26	12	12	Average (per business division and risk type)
Global Wealth Management	0	2	1	1	0	1	2	0	0
Personal & Corporate Banking	0	0	0	0	0	0	0	0	0
Asset Management	0	0	0	0	0	0	0	0	0
Investment Bank	4	25	11	10	8	6	6	3	2
CC – Services	0	0	0	0	0	0	0	0	0
CC – Group ALM	3	6	4	6	0	4	1	1	0
CC – Non-core and Legacy Portfolio	2	3	2	2	1	2	1	0	0
Diversification effect[2,3]			(7)	(7)	(1)	(5)	(4)	(1)	0

	For the year ended 31.12.17
USD million					Equity	Interest rates	Credit spreads	Foreignexchange	Commodities
	Min.				1	6	5	1	0
		Max.			15	12	8	5	7
			Average		6	10	6	3	2
				31.12.17	5	9	8	3	2
Total management VaR, Group	5	19	11	10	Average (per business division and risk type)
Global Wealth Management	0	1	1	1	0	1	1	0	0
Personal & Corporate Banking	0	0	0	0	0	0	0	0	0
Asset Management	0	0	0	0	0	0	0	0	0
Investment Bank	4	18	9	8	6	7	5	2	2
CC – Services	0	0	0	0	0	0	0	0	0
CC – Group ALM	3	8	6	4	0	5	2	1	0
CC – Non-core and Legacy Portfolio	3	6	3	3	1	2	2	0	0
Diversification effect[2,3]			(8)	(6)	(1)	(6)	(4)	(1)	0
1 Statistics at individual levels may not be summed to deduce the corresponding aggregate figures. The minima and maxima for each level may well occur on different days, and likewise, the VaR for each business line or risk type, being driven by the extreme loss tail of the corresponding distribution of simulated profits and losses for that business line or risk type, may well be driven by different days in the historical time series, rendering invalid the simple summation of figures to arrive at the aggregate total. 2 Difference between the sum of the standalone VaR for the business divisions and Corporate Center units and the VaR for the Group as a whole. 3 As the minimum and maximum occur on different days for different business divisions and Corporate Center, it is not meaningful to calculate a portfolio diversification effect.

Audited | Interest rate risk in the banking book is not underpinned for capital purposes, but is subject to a regulatory threshold. As of 31 December 2018, the economic-value effect of an adverse parallel shift in interest rates of ±200 basis points on our banking book interest rate risk exposures was significantly below both the current threshold of 20% of eligible capital recommended by regulators and the new threshold of 15% of tier 1 capital applicable as of 2019.

The interest rate risk sensitivity figures presented in the “Interest rate sensitivity – banking book” table on the next page represent the effect of +1-, ±100- and ±200-basis-point parallel moves in yield curves on present values of future cash flows, irrespective of accounting treatment. In the prevailing negative interest rate environment for the Swiss franc in particular, and to a lesser extent for the euro and the Japanese yen, interest rates for Global Wealth Management and Personal & Corporate Banking client transactions are generally floored at 0%. Accordingly, for the purpose of this disclosure table, downward moves of 100 / 200 basis points are floored to ensure that the resulting shocked interest rates do not turn negative. The flooring results in non-linear sensitivity behavior.

The sensitivity of the banking book to rising rates was positive USD 1.0 million per basis point compared with approximately nil at prior year-end. This was mainly due to changes in the US dollar sensitivity. In the third quarter of 2018, we implemented a transfer process of the interest rate risk from Global Wealth Management Region Americas to Corporate Center – Group ALM, and adopted a replication model for the non-maturing deposits held in the US. This decreased the exposure to rising rates in Global Wealth Management to negative USD 0.1 million per basis point from negative USD 1.8 million per basis point.

The sensitivity of the banking book to rising rates includes the interest rate sensitivities arising from debt investments classified as Financial assets measured at fair value through OCI. The sensitivity of these positions to a 1-basis-point parallel increase in the yields of the respective instruments was approximately negative USD 2 million, unchanged from the prior year.

The sensitivity of the banking book to rising interest rates also includes interest rate sensitivities arising from interest rate swaps designated in cash flow hedges. Fair value gains or losses associated with the effective portion of these hedges are recognized directly in other comprehensive income within equity. When the hedged forecast cash flows affect profit or loss, the associated gains or losses on the hedging derivatives are reclassified from other comprehensive income (OCI) to profit or loss. These swaps are predominantly denominated in US dollars, euros and Swiss francs. A 1-basis-point parallel increase of underlying LIBOR curves would have decreased OCI by approximately USD 22 million, excluding adjustments for tax. ▲

Interest rate sensitivity – banking book[1]
	31.12.18
USD million	–200 bps	–100 bps	+1 bp	+100 bps	+200 bps
CHF	(8.5)	(8.5)	0.8	78.6	158.6
EUR	(167.9)	(141.3)	0.1	6.9	15.6
GBP	(88.2)	(56.0)	0.1	11.1	20.5
USD	(355.3)	(96.5)	0.0	(73.6)	(202.3)
Other	8.8	3.7	0.1	10.4	21.3
Total effect on fair value of interest rate-sensitive banking book positions	(611.1)	(298.5)	1.0	33.4	13.6
of which: Global Wealth Management	30.5	15.0	(0.1)	(14.4)	(28.3)
of which: Investment Bank	18.1	9.7	(0.1)	(8.1)	(17.1)
of which: CC – Group ALM	(573.0)	(280.6)	0.9	18.8	(9.9)
of which: CC – Non-core and Legacy Portfolio	(89.5)	(44.1)	0.4	39.6	73.7

	31.12.17
USD million	–200 bps	–100 bps	+1 bp	+100 bps	+200 bps
CHF	(32.7)	(32.7)	1.0	100.2	196.2
EUR	(145.8)	(92.9)	0.2	15.6	31.9
GBP	(59.1)	(56.8)	0.1	11.5	21.8
USD	27.3	14.8	(1.4)	(138.5)	(287.8)
Other	4.4	0.8	0.1	5.2	10.7
Total effect on fair value of interest rate-sensitive banking book positions	(205.8)	(166.8)	0.0	(6.1)	(27.3)
of which: Global Wealth Management	148.4	60.5	(1.8)	(179.9)	(371.3)
of which: Investment Bank	33.8	18.8	(0.2)	(15.8)	(31.6)
of which: CC – Group ALM	(279.6)	(193.0)	1.5	142.3	287.2
of which: CC – Non-core and Legacy Portfolio	(108.9)	(53.4)	0.5	47.8	89.6
1 In the prevailing negative interest rate environment for the Swiss franc in particular, and to a lesser extent for the euro, interest rates for Global Wealth Management (excluding Americas) and Personal & Corporate Banking client transactions are generally floored at non-negative levels. Accordingly, for the purpose of this disclosure table, downward moves of 100 / 200 basis points are floored to ensure that the resulting shocked interest rates do not turn negative. The flooring results in non-linear sensitivity behavior.

Audited | Under International Financial Reporting Standards (IFRS) effective on 31 December 2018, equity investments not in the trading book may be classified as Financial assets at fair value not held for trading or Investments in associates.

The fair value of equity investments tends to be influenced by factors specific to the individual investments. Equity investments are generally intended to be held for the medium or long term and may be subject to lock-up agreements. For these reasons, we generally do not control these exposures by using the market risk measures applied to trading activities. However, such equity investments are subject to a different range of controls, including preapproval of new investments by business management and Risk Control, portfolio and concentration limits, and regular monitoring and reporting to senior management. They are also included in our Group-wide statistical and stress testing metrics, which flow into our risk appetite framework.

As of 31 December 2018, we held equity investments totaling USD 2.5 billion, of which USD 1.4 billion were classified as Financial assets at fair value not held for trading and USD 1.1 billion as Investments in associates. This was broadly unchanged from the prior year. ▲

Audited | Debt investments classified as Financial assets measured at fair value through OCI as of 31 December 2018 were measured at fair value with changes in fair value recorded through Equity, and can broadly be categorized as money market instruments and debt securities primarily held for statutory, regulatory or liquidity reasons.

The risk control framework applied to debt instruments classified as Financial assets measured at fair value through OCI depends on the nature of the instruments and the purpose for which we hold them. Our exposures may be included in market risk limits or be subject to specific monitoring and interest rate sensitivity analysis. They are also included in our Group-wide statistical and stress testing metrics, which flow into our risk appetite framework.

Debt instruments classified as Financial assets measured at fair value through OCI had a fair value of USD 6.7 billion as of 31 December 2018 compared with USD 8.1 billion as of 31 December 2017. ▲